CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 22,667,047	$ 47,852,846
Receivables	280,150	279,946
Prepaid expenses	614,930	946,281
TOTAL CURRENT ASSETS	23,562,127	49,079,073
NON-CURRENT ASSETS
Buildings and equipment, net	294,980	165,256
Right-of-use assets	68,675	49,103
Environmental reclamation bond	3,000,000	3,000,000
Mineral properties and interest	72,519,373	72,204,334
TOTAL ASSETS	99,445,155	124,497,766
CURRENT LIABILITIES
Trade and other payables	2,741,516	2,838,214
Lease liabilities	70,449	69,987
Environmental reclamation liabilities	9,590,766	2,835,000
TOTAL CURRENT LIABILITIES	12,402,731	5,743,201
NON-CURRENT LIABILITIES
Warrant derivative	1,732	100,770
Environmental reclamation liabilities	1,210,170	7,053,200
TOTAL LIABILITIES	13,614,633	12,897,171
COMMITMENT AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common stock, no par value, unlimited shares authorized, 63,011,777 and 62,971,859 shares outstanding, respectively	615,553,448	615,359,152
Additional paid-in capital	32,203,858	29,454,696
Accumulated deficit	(561,926,784)	(533,213,253)
TOTAL SHAREHOLDERS' EQUITY	85,830,522	111,600,595
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 99,445,155	$ 124,497,766